Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000069385 | LVMH Moet Hennessy Louis Vuitton SEADR_502441306
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000069385 | Hermes International SCANone_5253973
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000069385 | Royal Caribbean Cruises, Ltd.None_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000069385 | Tesla, Inc.None_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000069385 | Cie Financiere Richemont SANone_BCRWZ18
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000069385 | Industria de Diseno Textil SANone_BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000069385 | Hilton Worldwide Holdings, Inc.None_43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000069385 | Carnival Corp.None_143658300
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000069385 | Ferrari NVNone_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000069385 | The Goldman Sachs Group, Inc.None_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000069385 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	63.60%
C000069385 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.60%
C000069385 | Materials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000069385 | Financials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000069385 | Other
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012993 | Abaxx Technologies, Inc.None_BQ3R054
Holdings [Line Items]
Percent of Net Asset Value	17.64%
C000012993 | Montage Gold Corp.None_BMYMV13
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000012993 | Hudbay Minerals, Inc.None_443628102
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000012993 | Vizsla Silver Corp.None_BS84LB7
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000012993 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000012993 | Exxon Mobil Corp.None_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000012993 | Nutrien, Ltd.None_67077M108
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000012993 | Torex Gold Resources, Inc.None_BD2NKY1
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000012993 | Coeur Mining, Inc.None_192108504
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000012993 | Aris Gold Corp.British Columbia_04041BAA6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012993 | Other
Holdings [Line Items]
Percent of Total Investments	20.90%
C000012993 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	21.50%
C000012993 | Enterprise Software/Services
Holdings [Line Items]
Percent of Total Investments	18.30%
C000012993 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012993 | Metal - Copper
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012993 | Oil Companies - Integrated
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012993 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012993 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012993 | Oil Companies - Exploration & Production
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012993 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012994 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000012994 | Torex Gold Resources, Inc.None_BD2NKY1
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000012994 | Barrick Mining Corp.None_06849F108
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000012994 | Discovery Silver Corp.None_BND9899
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000012994 | Mineros SANone_BP0QM95
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000012994 | Aya Gold & Silver, Inc.None_BK94091
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000012994 | IAMGOLD Corp.None_450913108
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000012994 | Americas Gold & Silver Corp.None_BVMJP62
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000012994 | DPM Metals, Inc.None_BPCR7W4
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000012994 | Anglogold Ashanti PLCNone_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000012994 | Other
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012994 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	62.30%
C000012994 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	14.70%
C000012994 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	11.30%
C000012994 | Platinum
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013000 | Texas
Holdings [Line Items]
Percent of Net Asset Value	26.12%
C000013000 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000013000 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000013000 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000013000 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000013000 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000013000 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000013000 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000013000 | Kansas
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000013000 | New Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000012998 | U.S. Treasury Bill_912797TE7
Holdings [Line Items]
Percent of Net Asset Value	14.04%
C000012998 | U.S. Treasury Bill_912797PD3
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000012998 | U.S. Treasury Bill_912797RU3
Holdings [Line Items]
Percent of Net Asset Value	10.66%
C000012998 | U.S. Treasury Bill_912797QN0
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000012998 | U.S. Treasury Bill_912797SQ1
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000012998 | U.S. Treasury Bill_912797PV3
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000012998 | Federal Home Loan Mortgage Corp._3137FQXJ7
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000012998 | U.S. Treasury Bill_912797RG4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012998 | Federal Home Loan BankVirginia_3130APH99
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000012998 | U.S. Treasury Bill_912797SS7
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000012998 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	86.40%
C000012998 | Federal Home Loan Mortgage Corp
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012998 | Federal Home Loan Bank
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012995 | Montage Gold Corp.None_BMYMV13
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012995 | Vizsla Silver Corp.None_BS84LB7
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000012995 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000012995 | Radisson Mining Resources, Inc.None_2721428
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000012995 | G2 Goldfields, Inc.None_BJMF641
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000012995 | TriStar Gold, Inc.None_B4WLCK2
Holdings [Line Items]
Percent of Net Asset Value	5.96%
C000012995 | Omai Gold Mines Corp.None_BN6KMB9
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000012995 | Nano One Materials Corp.None_BWCLKK4
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000012995 | Black Cat Syndicate, Ltd.None_BFX28Y7
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000012995 | Tolu Minerals, Ltd.None_BMH6RX6
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000012995 | Other
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012995 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	59.20%
C000012995 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012995 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012995 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012995 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	15.90%